DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	$ 268	$ 238
Financial Liability	792	507
Current Financial Assets	134	176
Current Financial Liability	274	213
Non-current Financial Asset	134	62
Non-current Financial Liability	518	294
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	70	96
Cross Currency Swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	16	7
Interest Rate Derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	627	274
Equity Derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	29	0
Commodities Contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	50	130
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	175	59
Cross Currency Swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	0	1
Interest Rate Derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	76	52
Equity Derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	1	2
Commodities Contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	$ 16	$ 124